PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 97.5%
Common Stocks 94.1%
Aerospace & Defense 1.5%
AAR Corp.*	34	$1,597
Aerojet Rocketdyne Holdings, Inc.*	98	3,918
AeroVironment, Inc.*	32	2,570
Axon Enterprise, Inc.*	91	10,210
Boeing Co. (The)*	689	102,551
Curtiss-Wright Corp.	56	8,003
General Dynamics Corp.	291	68,830
Hexcel Corp.	104	5,654
Howmet Aerospace, Inc.	468	15,968
Huntington Ingalls Industries, Inc.	54	11,488
Kaman Corp.	35	1,365
L3Harris Technologies, Inc.	249	57,833
Lockheed Martin Corp.	299	129,204
Mercury Systems, Inc.*	70	3,905
Moog, Inc. (Class A Stock)	30	2,396
National Presto Industries, Inc.	6	427
Northrop Grumman Corp.	186	81,728
Park Aerospace Corp.	18	211
Raytheon Technologies Corp.	1,851	175,678
Textron, Inc.	283	19,598
TransDigm Group, Inc.*	64	38,068
Triumph Group, Inc.*	86	1,939
Woodward, Inc.	75	8,286
		751,427
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	34	2,344
C.H. Robinson Worldwide, Inc.	166	17,621
Expeditors International of Washington, Inc.	210	20,804
FedEx Corp.	303	60,218
Forward Air Corp.	39	3,782
GXO Logistics, Inc.*	120	7,103
Hub Group, Inc. (Class A Stock)*	36	2,418
United Parcel Service, Inc. (Class B Stock)	901	162,162
		276,452
Airlines 0.2%
Alaska Air Group, Inc.*	163	8,866
Allegiant Travel Co.*	20	3,104
American Airlines Group, Inc.*	802	15,054

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.*	810	$34,854
Hawaiian Holdings, Inc.*	54	916
JetBlue Airways Corp.*	424	4,668
SkyWest, Inc.*	68	1,982
Southwest Airlines Co.*	733	34,246
United Airlines Holdings, Inc.*	407	20,553
		124,243
Auto Components 0.2%
Adient PLC*	122	4,165
American Axle & Manufacturing Holdings, Inc.*	85	563
Aptiv PLC*	345	36,708
BorgWarner, Inc.	297	10,938
Dana, Inc.	186	2,755
Dorman Products, Inc.*	29	2,863
Fox Factory Holding Corp.*	57	4,667
Gentex Corp.	288	8,453
Gentherm, Inc.*	47	3,169
Goodyear Tire & Rubber Co. (The)*	388	5,168
LCI Industries	27	2,628
Lear Corp.	83	10,619
Motorcar Parts of America, Inc.*	15	228
Patrick Industries, Inc.	31	1,930
Standard Motor Products, Inc.	20	854
Visteon Corp.*	36	3,769
XPEL, Inc.*	20	865
		100,342
Automobiles 2.1%
Ford Motor Co.	4,884	69,157
General Motors Co.*	1,802	68,314
Harley-Davidson, Inc.	189	6,889
Tesla, Inc.*	1,044	909,074
Thor Industries, Inc.	78	5,971
Winnebago Industries, Inc.	47	2,500
		1,061,905
Banks 3.8%
Allegiance Bancshares, Inc.	23	940

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Ameris Bancorp	75	$3,128
Associated Banc-Corp.	193	3,850
Banc of California, Inc.	83	1,497
BancFirst Corp.	20	1,635
Bancorp, Inc. (The)*	80	1,815
Bank of America Corp.	8,863	316,232
Bank of Hawaii Corp.	52	3,866
Bank OZK	148	5,686
BankUnited, Inc.	99	3,716
Banner Corp.	42	2,255
Berkshire Hills Bancorp, Inc.	67	1,658
Brookline Bancorp, Inc.	106	1,533
Cadence Bank	254	6,360
Cathay General Bancorp	101	4,049
Central Pacific Financial Corp.	40	967
Citigroup, Inc.	2,463	118,741
Citizens Financial Group, Inc.	611	24,073
City Holding Co.	16	1,238
Columbia Banking System, Inc.	102	2,864
Comerica, Inc.	160	13,104
Commerce Bancshares, Inc.	135	9,230
Community Bank System, Inc.	66	4,250
Cullen/Frost Bankers, Inc.	70	9,260
Customers Bancorp, Inc.*	40	1,683
CVB Financial Corp.	148	3,407
Dime Community Bancshares, Inc.	48	1,509
Eagle Bancorp, Inc.	39	1,964
East West Bancorp, Inc.	177	12,620
FB Financial Corp.	45	1,734
Fifth Third Bancorp	846	31,750
First Bancorp	56	2,098
First BanCorp. (Puerto Rico)	265	3,607
First Commonwealth Financial Corp.	129	1,739
First Financial Bancorp	127	2,597
First Financial Bankshares, Inc.	159	6,357
First Hawaiian, Inc.	163	3,848
First Horizon Corp.	728	16,293
First Republic Bank	219	32,679
FNB Corp.	444	5,115
Fulton Financial Corp.	200	3,034
Glacier Bancorp, Inc.	129	5,903
Hancock Whitney Corp.	118	5,519

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Hanmi Financial Corp.	40	$926
Heritage Financial Corp.	27	654
Hilltop Holdings, Inc.	78	1,988
Home BancShares, Inc.	194	4,194
HomeStreet, Inc.	23	934
Hope Bancorp, Inc.	126	1,802
Huntington Bancshares, Inc.	1,786	23,486
Independent Bank Corp.	56	4,321
Independent Bank Group, Inc.	39	2,644
International Bancshares Corp.	75	2,984
JPMorgan Chase & Co.	3,683	439,603
KeyCorp	1,175	22,689
Lakeland Financial Corp.	25	1,821
M&T Bank Corp.	225	37,494
Meta Financial Group, Inc.	28	1,222
National Bank Holdings Corp. (Class A Stock)	41	1,497
NBT Bancorp, Inc.	69	2,429
Northwest Bancshares, Inc.	133	1,686
OFG Bancorp (Puerto Rico)	75	1,994
Old National Bancorp	374	5,670
Pacific Premier Bancorp, Inc.	130	4,077
PacWest Bancorp	168	5,526
Park National Corp.	23	2,711
Pinnacle Financial Partners, Inc.	103	7,988
PNC Financial Services Group, Inc. (The)	527	87,535
Preferred Bank	15	1,007
Prosperity Bancshares, Inc.	121	7,911
Regions Financial Corp.	1,167	24,180
Renasant Corp.	82	2,443
S&T Bancorp, Inc.	43	1,215
Seacoast Banking Corp. of Florida	78	2,535
ServisFirst Bancshares, Inc.	68	5,462
Signature Bank	70	16,957
Simmons First National Corp. (Class A Stock)	157	3,748
Southside Bancshares, Inc.	52	2,038
SVB Financial Group*	70	34,135
Synovus Financial Corp.	171	7,103
Texas Capital Bancshares, Inc.*	73	3,749
Tompkins Financial Corp.	15	1,095
Triumph Bancorp, Inc.*	31	2,153
Truist Financial Corp.	1,657	80,116
Trustmark Corp.	83	2,314

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
U.S. Bancorp	1,677	$81,435
UMB Financial Corp.	57	5,140
Umpqua Holdings Corp.	287	4,747
United Bankshares, Inc.	185	6,153
United Community Banks, Inc.	124	3,737
Valley National Bancorp	537	6,433
Veritex Holdings, Inc.	54	1,774
Washington Federal, Inc.	73	2,221
Webster Financial Corp.	227	11,348
Wells Fargo & Co.	4,847	211,475
Westamerica BanCorp	34	2,003
Wintrust Financial Corp.	70	6,112
Zions Bancorp NA	185	10,454
		1,904,471
Beverages 1.5%
Boston Beer Co., Inc. (The) (Class A Stock)*	7	2,625
Brown-Forman Corp. (Class B Stock)	226	15,241
Celsius Holdings, Inc.*	39	2,028
Coca-Cola Co. (The)	4,834	312,325
Coca-Cola Consolidated, Inc.	9	3,974
Constellation Brands, Inc. (Class A Stock)	207	50,941
MGP Ingredients, Inc.	13	1,187
Molson Coors Beverage Co. (Class B Stock)	231	12,506
Monster Beverage Corp.*	471	40,355
National Beverage Corp.	31	1,367
PepsiCo, Inc.	1,718	294,998
		737,547
Biotechnology 1.9%
AbbVie, Inc.	2,193	322,108
Amgen, Inc.	709	165,332
Anika Therapeutics, Inc.*	17	366
Arcus Biosciences, Inc.*	50	1,211
Arrowhead Pharmaceuticals, Inc.*	122	5,015
Avid Bioservices, Inc.*	80	1,077
Biogen, Inc.*	191	39,621
Coherus Biosciences, Inc.*	77	696
Cytokinetics, Inc.*	103	4,107
Eagle Pharmaceuticals, Inc.*	14	618

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Emergent BioSolutions, Inc.*	62	$2,008
Enanta Pharmaceuticals, Inc.*	20	1,288
Exelixis, Inc.*	412	9,204
Gilead Sciences, Inc.	1,557	92,392
Halozyme Therapeutics, Inc.*	178	7,102
Incyte Corp.*	239	17,915
iTeos Therapeutics, Inc.*	20	534
Ligand Pharmaceuticals, Inc.*	22	2,043
Moderna, Inc.*	445	59,812
Myriad Genetics, Inc.*	91	1,865
Neurocrine Biosciences, Inc.*	114	10,263
Organogenesis Holdings, Inc.*	85	547
Regeneron Pharmaceuticals, Inc.*	128	84,366
REGENXBIO, Inc.*	46	1,277
uniQure NV (Netherlands)*	45	672
United Therapeutics Corp.*	62	11,009
Vanda Pharmaceuticals, Inc.*	54	536
Vericel Corp.*	57	1,625
Vertex Pharmaceuticals, Inc.*	315	86,064
Vir Biotechnology, Inc.*	90	1,832
Xencor, Inc.*	88	2,198
		934,703
Building Products 0.6%
A.O. Smith Corp.	159	9,290
AAON, Inc.	44	2,145
Allegion PLC	121	13,823
American Woodmark Corp.*	31	1,452
Apogee Enterprises, Inc.	28	1,232
Builders FirstSource, Inc.*	245	15,085
Carlisle Cos., Inc.	74	19,193
Carrier Global Corp.	1,058	40,490
Fortune Brands Home & Security, Inc.	166	11,828
Gibraltar Industries, Inc.*	46	1,741
Griffon Corp.	68	1,272
Insteel Industries, Inc.	29	1,230
Johnson Controls International PLC	871	52,147
Lennox International, Inc.	49	10,446
Masco Corp.	290	15,280
Owens Corning	125	11,366
PGT Innovations, Inc.*	83	1,475

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Quanex Building Products Corp.	23	$442
Resideo Technologies, Inc.*	190	4,273
Simpson Manufacturing Co., Inc.	57	5,909
Trane Technologies PLC	296	41,407
Trex Co., Inc.*	149	8,670
UFP Industries, Inc.	78	6,035
		276,231
Capital Markets 2.6%
Affiliated Managers Group, Inc.	57	7,157
Ameriprise Financial, Inc.	138	36,638
B. Riley Financial, Inc.	16	723
Bank of New York Mellon Corp. (The)	916	38,527
BlackRock, Inc.	173	108,070
Blucora, Inc.*	46	931
Brightsphere Investment Group, Inc.	32	641
Cboe Global Markets, Inc.	130	14,687
Charles Schwab Corp. (The)	1,866	123,772
CME Group, Inc.	444	97,387
Donnelley Financial Solutions, Inc.*	45	1,317
Evercore, Inc. (Class A Stock)	44	4,653
FactSet Research Systems, Inc.	42	16,947
Federated Hermes, Inc.	124	3,532
Franklin Resources, Inc.	350	8,606
Goldman Sachs Group, Inc. (The)	421	128,611
Greenhill & Co., Inc.	15	182
Interactive Brokers Group, Inc. (Class A Stock)	113	6,730
Intercontinental Exchange, Inc.	707	81,878
Invesco Ltd.	418	7,683
Janus Henderson Group PLC	224	6,827
Jefferies Financial Group, Inc.	256	7,875
MarketAxess Holdings, Inc.	46	12,126
Moody’s Corp.	202	63,929
Morgan Stanley	1,757	141,597
MSCI, Inc.	97	40,861
Nasdaq, Inc.	149	23,448
Northern Trust Corp.	259	26,690
Piper Sandler Cos.	20	2,300
Raymond James Financial, Inc.	232	22,611
S&P Global, Inc.	443	166,789
SEI Investments Co.	133	7,411

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
State Street Corp.	454	$30,404
Stifel Financial Corp.	139	8,597
StoneX Group, Inc.*	19	1,288
T. Rowe Price Group, Inc.	286	35,189
Virtus Investment Partners, Inc.	10	1,772
WisdomTree Investments, Inc.	69	402
		1,288,788
Chemicals 1.8%
AdvanSix, Inc.	44	1,960
Air Products & Chemicals, Inc.	278	65,071
Albemarle Corp.	146	28,153
American Vanguard Corp.	23	492
Ashland Global Holdings, Inc.	61	6,403
Avient Corp.	107	5,269
Balchem Corp.	44	5,421
Cabot Corp.	65	4,280
Celanese Corp.	138	20,278
CF Industries Holdings, Inc.	270	26,144
Chemours Co. (The)	203	6,713
Corteva, Inc.	901	51,979
Dow, Inc.	911	60,582
DuPont de Nemours, Inc.	633	41,734
Eastman Chemical Co.	169	17,351
Ecolab, Inc.	308	52,157
FMC Corp.	158	20,941
FutureFuel Corp.	23	219
GCP Applied Technologies, Inc.*	62	1,945
Hawkins, Inc.	15	559
HB Fuller Co.	70	4,669
Ingevity Corp.*	56	3,354
Innospec, Inc.	33	3,145
International Flavors & Fragrances, Inc.	312	37,846
Koppers Holdings, Inc.	15	364
Linde PLC (United Kingdom)	636	198,407
Livent Corp.*	192	4,101
LyondellBasell Industries NV (Class A Stock)	335	35,520
Minerals Technologies, Inc.	50	3,181
Mosaic Co. (The)	458	28,588
NewMarket Corp.	10	3,246
Olin Corp.	171	9,815

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
PPG Industries, Inc.	299	$38,269
Quaker Chemical Corp.	18	2,929
Rayonier Advanced Materials, Inc.*	46	236
RPM International, Inc.	161	13,347
Schweitzer-Mauduit International, Inc.	51	1,283
Scotts Miracle-Gro Co. (The)	54	5,612
Sensient Technologies Corp.	47	3,976
Sherwin-Williams Co. (The)	307	84,413
Stepan Co.	27	2,757
Tredegar Corp.	15	172
Trinseo PLC	49	2,325
Valvoline, Inc.	219	6,620
		911,826
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	91	4,393
Brady Corp. (Class A Stock)	65	2,909
Brink’s Co. (The)	57	3,360
Cintas Corp.	111	44,096
Clean Harbors, Inc.*	59	6,191
Copart, Inc.*	265	30,117
CoreCivic, Inc.*	103	1,280
Deluxe Corp.	54	1,462
GEO Group, Inc. (The), REIT*	120	784
Harsco Corp.*	74	756
Healthcare Services Group, Inc.	88	1,504
HNI Corp.	52	1,853
IAA, Inc.*	179	6,560
Interface, Inc.	46	584
KAR Auction Services, Inc.*	162	2,375
Matthews International Corp. (Class A Stock)	31	924
MillerKnoll, Inc.	105	3,332
MSA Safety, Inc.	49	5,914
Pitney Bowes, Inc.	172	906
Republic Services, Inc.	263	35,313
Rollins, Inc.	285	9,559
Stericycle, Inc.*	121	6,073
Tetra Tech, Inc.	73	10,167
UniFirst Corp.	21	3,618
US Ecology, Inc.*	44	2,112

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Viad Corp.*	23	$753
Waste Management, Inc.	476	78,274
		265,169
Communications Equipment 0.8%
ADTRAN, Inc.	35	609
Arista Networks, Inc.*	288	33,284
CalAmp Corp.*	23	126
Calix, Inc.*	70	2,794
Ciena Corp.*	187	10,317
Cisco Systems, Inc.	5,258	257,537
Comtech Telecommunications Corp.	25	340
Digi International, Inc.*	23	435
Extreme Networks, Inc.*	173	1,661
F5, Inc.*	76	12,723
Harmonic, Inc.*	139	1,154
Juniper Networks, Inc.	403	12,703
Lumentum Holdings, Inc.*	86	6,984
Motorola Solutions, Inc.	208	44,447
NETGEAR, Inc.*	39	846
NetScout Systems, Inc.*	83	2,556
Plantronics, Inc.*	41	1,634
Viasat, Inc.*	84	3,092
Viavi Solutions, Inc.*	303	4,345
		397,587
Construction & Engineering 0.2%
AECOM	180	12,701
Arcosa, Inc.	67	3,586
Comfort Systems USA, Inc.	52	4,390
Dycom Industries, Inc.*	45	3,821
EMCOR Group, Inc.	73	7,773
Fluor Corp.*	168	4,158
Granite Construction, Inc.	47	1,394
MasTec, Inc.*	75	5,401
MDU Resources Group, Inc.	251	6,466
MYR Group, Inc.*	24	1,898
NV5 Global, Inc.*	20	2,396

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
Quanta Services, Inc.	174	$20,180
Valmont Industries, Inc.	30	7,464
		81,628
Construction Materials 0.1%
Eagle Materials, Inc.	47	5,796
Martin Marietta Materials, Inc.	78	27,629
Vulcan Materials Co.	173	29,806
		63,231
Consumer Finance 0.6%
American Express Co.	760	132,780
Capital One Financial Corp.	520	64,802
Discover Financial Services	360	40,486
Encore Capital Group, Inc.*	29	1,676
Enova International, Inc.*	39	1,459
EZCORP, Inc. (Class A Stock)*	31	217
FirstCash Holdings, Inc.	53	4,228
Green Dot Corp. (Class A Stock)*	65	1,721
LendingTree, Inc.*	14	1,112
Navient Corp.	204	3,241
PRA Group, Inc.*	62	2,606
PROG Holdings, Inc.*	61	1,615
SLM Corp.	345	5,772
Synchrony Financial	658	24,221
World Acceptance Corp.*	8	1,510
		287,446
Containers & Packaging 0.3%
Amcor PLC	1,877	22,261
AptarGroup, Inc.	88	10,105
Avery Dennison Corp.	99	17,879
Ball Corp.	400	32,464
Greif, Inc. (Class A Stock)	34	2,063
International Paper Co.	489	22,631
Myers Industries, Inc.	27	592
O-I Glass, Inc.*	192	2,588
Packaging Corp. of America	123	19,824
Sealed Air Corp.	184	11,815

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (cont’d.)
Silgan Holdings, Inc.	113	$5,014
Sonoco Products Co.	122	7,553
Westrock Co.	332	16,444
		171,233
Distributors 0.1%
Genuine Parts Co.	173	22,499
LKQ Corp.	335	16,626
Pool Corp.	46	18,640
		57,765
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	74	2,169
American Public Education, Inc.*	15	292
Graham Holdings Co. (Class B Stock)	9	5,331
Grand Canyon Education, Inc.*	52	4,990
H&R Block, Inc.	213	5,553
Perdoceo Education Corp.*	69	771
Service Corp. International	213	13,975
Strategic Education, Inc.	38	2,455
WW International, Inc.*	54	529
		36,065
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	2,285	737,666
Voya Financial, Inc.	135	8,524
		746,190
Diversified Telecommunication Services 0.9%
AT&T, Inc.	8,866	167,213
ATN International, Inc.	15	592
Cogent Communications Holdings, Inc.	54	3,159
Consolidated Communications Holdings, Inc.*	46	274
Iridium Communications, Inc.*	178	6,356
Lumen Technologies, Inc.	1,141	11,478
Verizon Communications, Inc.	5,232	242,242
		431,314

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 1.6%
ALLETE, Inc.	67	$3,976
Alliant Energy Corp.	309	18,172
American Electric Power Co., Inc.	633	62,737
Constellation Energy Corp.	412	24,395
Duke Energy Corp.	952	104,872
Edison International	470	32,331
Entergy Corp.	252	29,950
Evergy, Inc.	287	19,473
Eversource Energy	425	37,145
Exelon Corp.	1,214	56,791
FirstEnergy Corp.	708	30,664
Hawaiian Electric Industries, Inc.	140	5,755
IDACORP, Inc.	68	7,152
NextEra Energy, Inc.	2,437	173,076
NRG Energy, Inc.	301	10,806
OGE Energy Corp.	256	9,902
Pinnacle West Capital Corp.	137	9,754
PNM Resources, Inc.	99	4,619
PPL Corp.	941	26,640
Southern Co. (The)	1,314	96,435
Xcel Energy, Inc.	665	48,718
		813,363
Electrical Equipment 0.6%
Acuity Brands, Inc.	37	6,382
AMETEK, Inc.	293	36,994
AZZ, Inc.	34	1,552
Eaton Corp. PLC	502	72,800
Emerson Electric Co.	748	67,455
Encore Wire Corp.	32	3,610
EnerSys	48	3,142
Generac Holdings, Inc.*	78	17,112
Hubbell, Inc.	62	12,112
nVent Electric PLC	207	6,993
Powell Industries, Inc.	8	154
Regal Rexnord Corp.	84	10,688
Rockwell Automation, Inc.	146	36,890
Sunrun, Inc.*	282	5,634
Vicor Corp.*	29	1,755
		283,273

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 0.8%
Advanced Energy Industries, Inc.	41	$3,137
Amphenol Corp. (Class A Stock)	741	52,982
Arlo Technologies, Inc.*	76	588
Arrow Electronics, Inc.*	86	10,136
Avnet, Inc.	120	5,239
Badger Meter, Inc.	31	2,501
Belden, Inc.	52	2,685
Benchmark Electronics, Inc.	39	927
CDW Corp.	174	28,393
Cognex Corp.	221	14,946
Coherent, Inc.*	36	9,644
Corning, Inc.	928	32,656
CTS Corp.	31	1,097
ePlus, Inc.*	36	2,033
Fabrinet (Thailand)*	54	5,302
FARO Technologies, Inc.*	31	1,063
II-VI, Inc.*	140	8,569
Insight Enterprises, Inc.*	39	3,875
IPG Photonics Corp.*	48	4,535
Itron, Inc.*	65	3,106
Jabil, Inc.	184	10,622
Keysight Technologies, Inc.*	225	31,561
Knowles Corp.*	100	1,852
Littelfuse, Inc.	27	6,190
Methode Electronics, Inc.	51	2,275
National Instruments Corp.	171	6,180
OSI Systems, Inc.*	25	1,978
PC Connection, Inc.	15	742
Plexus Corp.*	29	2,353
Rogers Corp.*	27	7,310
Sanmina Corp.*	86	3,517
ScanSource, Inc.*	31	1,061
TD SYNNEX Corp.	60	6,005
TE Connectivity Ltd. (Switzerland)	401	50,037
Teledyne Technologies, Inc.*	56	24,167
Trimble, Inc.*	309	20,610
TTM Technologies, Inc.*	116	1,618
Vishay Intertechnology, Inc.	166	3,093
Vontier Corp.	212	5,432
Zebra Technologies Corp. (Class A Stock)*	66	24,398
		404,415

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.4%
Archrock, Inc.	178	$1,550
Baker Hughes Co.	1,141	35,394
Bristow Group, Inc.*	38	1,133
ChampionX Corp.	276	5,824
Core Laboratories NV	55	1,430
DMC Global, Inc.*	24	480
Dril-Quip, Inc.*	39	1,126
Halliburton Co.	1,134	40,393
Helix Energy Solutions Group, Inc.*	108	444
Helmerich & Payne, Inc.	122	5,616
Nabors Industries Ltd.*	14	2,165
NOV, Inc.	519	9,410
Oceaneering International, Inc.*	143	1,620
Oil States International, Inc.*	54	365
Patterson-UTI Energy, Inc.	286	4,702
ProPetro Holding Corp.*	66	933
RPC, Inc.*	69	713
Schlumberger NV	1,740	67,877
U.S. Silica Holdings, Inc.*	62	1,152
		182,327
Entertainment 1.1%
Activision Blizzard, Inc.	1,030	77,868
Cinemark Holdings, Inc.*	126	1,998
Electronic Arts, Inc.	358	42,262
Live Nation Entertainment, Inc.*	164	17,200
Marcus Corp. (The)*	15	236
Netflix, Inc.*	557	106,031
Take-Two Interactive Software, Inc.*	143	17,090
Walt Disney Co. (The)*	2,273	253,735
Warner Bros Discovery, Inc.*	2,746	49,840
World Wrestling Entertainment, Inc. (Class A Stock)	50	2,919
		569,179
Equity Real Estate Investment Trusts (REITs) 3.1%
Acadia Realty Trust	95	1,987
Agree Realty Corp.	81	5,501
Alexander & Baldwin, Inc.	98	2,078
Alexandria Real Estate Equities, Inc.	182	33,153
American Assets Trust, Inc.	74	2,708

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Campus Communities, Inc.	176	$11,382
American Tower Corp.	561	135,212
Apartment Income REIT Corp.	201	9,883
Armada Hoffler Properties, Inc.	82	1,111
AvalonBay Communities, Inc.	183	41,629
Boston Properties, Inc.	185	21,756
Brandywine Realty Trust	231	2,696
Brixmor Property Group, Inc.	391	9,924
Camden Property Trust	127	19,925
CareTrust REIT, Inc.	109	1,767
Centerspace	15	1,384
Chatham Lodging Trust*	69	991
Community Healthcare Trust, Inc.	21	773
Corporate Office Properties Trust	150	4,003
Cousins Properties, Inc.	203	7,288
Crown Castle International Corp.	535	99,087
DiamondRock Hospitality Co.*	284	3,016
Digital Realty Trust, Inc.	348	50,850
Diversified Healthcare Trust	239	538
Douglas Emmett, Inc.	210	6,187
Duke Realty Corp.	470	25,732
Easterly Government Properties, Inc.	115	2,191
EastGroup Properties, Inc.	56	10,500
EPR Properties	91	4,779
Equinix, Inc.	108	77,661
Equity Residential	424	34,556
Essential Properties Realty Trust, Inc.	145	3,480
Essex Property Trust, Inc.	80	26,342
Extra Space Storage, Inc.	176	33,440
Federal Realty Investment Trust	96	11,238
First Industrial Realty Trust, Inc.	158	9,164
Four Corners Property Trust, Inc.	86	2,362
Franklin Street Properties Corp.	131	676
Getty Realty Corp.	42	1,130
Global Net Lease, Inc.	142	1,992
Healthcare Realty Trust, Inc.	182	4,929
Healthpeak Properties, Inc.	680	22,311
Hersha Hospitality Trust*	15	147
Highwoods Properties, Inc.	125	5,105
Host Hotels & Resorts, Inc.	884	17,989
Hudson Pacific Properties, Inc.	199	4,633
Independence Realty Trust, Inc.	273	7,442

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Industrial Logistics Properties Trust	77	$1,244
Innovative Industrial Properties, Inc.	36	5,205
Iron Mountain, Inc.	366	19,665
iStar, Inc.	93	1,566
JBG SMITH Properties	159	4,191
Kilroy Realty Corp.	140	9,800
Kimco Realty Corp.	765	19,377
Kite Realty Group Trust	264	5,887
Lamar Advertising Co. (Class A Stock)	104	11,483
Life Storage, Inc.	112	14,839
LTC Properties, Inc.	46	1,518
LXP Industrial Trust	352	4,418
Macerich Co. (The)	289	3,627
Medical Properties Trust, Inc.	739	13,590
Mid-America Apartment Communities, Inc.	151	29,699
National Retail Properties, Inc.	214	9,382
National Storage Affiliates Trust	103	5,830
NexPoint Residential Trust, Inc.	31	2,764
Office Properties Income Trust	49	1,059
Omega Healthcare Investors, Inc.	310	7,899
Orion Office REIT, Inc.	73	980
Park Hotels & Resorts, Inc.	315	6,209
Pebblebrook Hotel Trust	163	3,980
Physicians Realty Trust	279	4,782
PotlatchDeltic Corp.	93	5,151
Prologis, Inc.	915	146,665
PS Business Parks, Inc.	18	3,370
Public Storage	190	70,585
Rayonier, Inc.	183	7,906
Realty Income Corp.	712	49,384
Regency Centers Corp.	196	13,491
Retail Opportunity Investments Corp.	133	2,478
Rexford Industrial Realty, Inc.	208	16,232
RPT Realty	112	1,488
Sabra Health Care REIT, Inc.	279	3,259
Safehold, Inc.	21	904
Saul Centers, Inc.	8	413
SBA Communications Corp.	131	45,471
Service Properties Trust	190	1,543
Simon Property Group, Inc.	406	47,908
SITE Centers Corp.	223	3,546
SL Green Realty Corp.	77	5,330

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Spirit Realty Capital, Inc.	155	$6,735
STORE Capital Corp.	325	9,240
Summit Hotel Properties, Inc.*	143	1,411
Tanger Factory Outlet Centers, Inc.	115	1,855
UDR, Inc.	377	20,060
Uniti Group, Inc.	309	3,828
Universal Health Realty Income Trust	20	1,004
Urban Edge Properties	131	2,448
Urstadt Biddle Properties, Inc. (Class A Stock)	15	260
Ventas, Inc.	492	27,331
Veris Residential, Inc.*	100	1,601
Vornado Realty Trust	200	7,742
Washington Real Estate Investment Trust	100	2,409
Welltower, Inc.	548	49,764
Weyerhaeuser Co.	928	38,252
Whitestone REIT	23	279
Xenia Hotels & Resorts, Inc.*	125	2,411
		1,573,376
Food & Staples Retailing 1.5%
Andersons, Inc. (The)	45	2,260
BJ’s Wholesale Club Holdings, Inc.*	176	11,326
Casey’s General Stores, Inc.	52	10,468
Chefs’ Warehouse, Inc. (The)*	53	1,940
Costco Wholesale Corp.	548	291,382
Grocery Outlet Holding Corp.*	109	3,670
Kroger Co. (The)	827	44,625
Performance Food Group Co.*	187	9,210
PriceSmart, Inc.	31	2,463
SpartanNash Co.	50	1,714
Sprouts Farmers Market, Inc.*	145	4,321
Sysco Corp.	638	54,536
United Natural Foods, Inc.*	63	2,705
Walgreens Boots Alliance, Inc.	887	37,609
Walmart, Inc.	1,756	268,650
		746,879
Food Products 1.1%
Archer-Daniels-Midland Co.	691	61,886
B&G Foods, Inc.	90	2,424

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Calavo Growers, Inc.	23	$834
Cal-Maine Foods, Inc.	41	2,203
Campbell Soup Co.	247	11,663
Conagra Brands, Inc.	607	21,202
Darling Ingredients, Inc.*	205	15,045
Flowers Foods, Inc.	258	6,842
Fresh Del Monte Produce, Inc.	39	1,016
General Mills, Inc.	746	52,765
Hain Celestial Group, Inc. (The)*	113	3,790
Hershey Co. (The)	176	39,735
Hormel Foods Corp.	358	18,756
Hostess Brands, Inc.*	200	4,538
Ingredion, Inc.	89	7,575
J & J Snack Foods Corp.	21	3,144
J.M. Smucker Co. (The)	134	18,349
John B. Sanfilippo & Son, Inc.	13	1,009
Kellogg Co.	314	21,509
Kraft Heinz Co. (The)	881	37,557
Lamb Weston Holdings, Inc.	177	11,700
Lancaster Colony Corp.	30	4,655
McCormick & Co., Inc.	307	30,875
Mondelez International, Inc. (Class A Stock)	1,721	110,970
Pilgrim’s Pride Corp.*	62	1,758
Post Holdings, Inc.*	78	5,802
Sanderson Farms, Inc.	22	4,166
Seneca Foods Corp. (Class A Stock)*	12	651
Simply Good Foods Co. (The)*	109	4,540
Tootsie Roll Industries, Inc.	15	525
TreeHouse Foods, Inc.*	74	2,331
Tyson Foods, Inc. (Class A Stock)	373	34,749
		544,564
Gas Utilities 0.1%
Atmos Energy Corp.	178	20,185
Chesapeake Utilities Corp.	14	1,752
National Fuel Gas Co.	119	8,345
New Jersey Resources Corp.	117	5,050
Northwest Natural Holding Co.	43	2,057
ONE Gas, Inc.	67	5,653
South Jersey Industries, Inc.	157	5,368
Southwest Gas Holdings, Inc.	92	8,106

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities (cont’d.)
Spire, Inc.	59	$4,292
UGI Corp.	279	9,570
		70,378
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	2,194	249,019
ABIOMED, Inc.*	54	15,475
Align Technology, Inc.*	95	27,541
AngioDynamics, Inc.*	53	1,116
Artivion, Inc.*	23	467
Avanos Medical, Inc.*	62	1,808
Baxter International, Inc.	631	44,839
Becton, Dickinson & Co.	350	86,516
BioLife Solutions, Inc.*	40	507
Boston Scientific Corp.*	1,769	74,493
Cardiovascular Systems, Inc.*	44	823
CONMED Corp.	44	5,850
Cooper Cos., Inc. (The)	60	21,662
Cutera, Inc.*	18	978
DENTSPLY SIRONA, Inc.	268	10,717
Dexcom, Inc.*	117	47,804
Edwards Lifesciences Corp.*	775	81,979
Embecta Corp.*	73	2,221
Enovis Corp.*	60	3,892
Envista Holdings Corp.*	200	7,924
Glaukos Corp.*	50	2,365
Globus Medical, Inc. (Class A Stock)*	95	6,291
Haemonetics Corp.*	70	3,547
Heska Corp.*	16	1,757
Hologic, Inc.*	315	22,677
ICU Medical, Inc.*	29	6,206
IDEXX Laboratories, Inc.*	100	43,048
Inogen, Inc.*	25	632
Integer Holdings Corp.*	47	3,533
Integra LifeSciences Holdings Corp.*	85	5,199
Intuitive Surgical, Inc.*	445	106,488
Lantheus Holdings, Inc.*	93	6,176
LeMaitre Vascular, Inc.	18	778
LivaNova PLC*	74	5,673
Masimo Corp.*	70	7,908
Medtronic PLC	1,668	174,072

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Meridian Bioscience, Inc.*	34	$870
Merit Medical Systems, Inc.*	69	4,279
Mesa Laboratories, Inc.	8	1,709
Natus Medical, Inc.*	31	1,031
Neogen Corp.*	154	4,066
NuVasive, Inc.*	74	3,807
Omnicell, Inc.*	52	5,677
OraSure Technologies, Inc.*	34	209
Orthofix Medical, Inc.*	23	713
Penumbra, Inc.*	48	8,283
Quidel Corp.*	44	4,427
ResMed, Inc.	184	36,794
STAAR Surgical Co.*	65	3,711
STERIS PLC	127	28,454
Stryker Corp.	417	100,605
Surmodics, Inc.*	15	580
Tactile Systems Technology, Inc.*	12	203
Tandem Diabetes Care, Inc.*	85	8,201
Teleflex, Inc.	54	15,423
Varex Imaging Corp.*	55	1,092
Zimmer Biomet Holdings, Inc.	260	31,395
Zimvie, Inc.*	29	653
Zynex, Inc.	17	108
		1,344,271
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.*	113	7,670
Addus HomeCare Corp.*	19	1,601
Amedisys, Inc.*	44	5,617
AmerisourceBergen Corp.	194	29,350
AMN Healthcare Services, Inc.*	55	5,376
Anthem, Inc.	302	151,583
Apollo Medical Holdings, Inc.*	50	1,824
Cardinal Health, Inc.	346	20,085
Centene Corp.*	723	58,238
Chemed Corp.	14	6,879
Cigna Corp.	397	97,972
Community Health Systems, Inc.*	167	1,281
CorVel Corp.*	14	2,171
Covetrus, Inc.*	116	1,601
Cross Country Healthcare, Inc.*	23	431

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
CVS Health Corp.	1,629	$156,596
DaVita, Inc.*	78	8,453
Encompass Health Corp.	120	8,260
Ensign Group, Inc. (The)	68	5,462
Fulgent Genetics, Inc.*	24	1,317
Hanger, Inc.*	46	756
HCA Healthcare, Inc.	307	65,867
HealthEquity, Inc.*	111	6,918
Henry Schein, Inc.*	173	14,030
Humana, Inc.	160	71,130
Joint Corp. (The)*	20	610
Laboratory Corp. of America Holdings*	121	29,074
LHC Group, Inc.*	43	7,132
McKesson Corp.	186	57,587
MEDNAX, Inc.*	105	1,945
ModivCare, Inc.*	20	2,079
Molina Healthcare, Inc.*	70	21,942
Option Care Health, Inc.*	170	5,080
Owens & Minor, Inc.	93	3,301
Patterson Cos., Inc.	106	3,262
Pennant Group, Inc. (The)*	29	475
Progyny, Inc.*	92	3,537
Quest Diagnostics, Inc.	155	20,745
R1 RCM, Inc.*	157	3,536
RadNet, Inc.*	46	897
Select Medical Holdings Corp.	145	3,278
Tenet Healthcare Corp.*	130	9,426
Tivity Health, Inc.*	43	1,382
U.S. Physical Therapy, Inc.	21	2,179
UnitedHealth Group, Inc.	1,176	598,055
Universal Health Services, Inc. (Class B Stock)	89	10,905
		1,516,895
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	171	3,533
Cerner Corp.	390	36,520
Computer Programs & Systems, Inc.*	15	479
HealthStream, Inc.*	15	286
NextGen Healthcare, Inc.*	80	1,508

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
OptimizeRx Corp.*	20	$562
Simulations Plus, Inc.	23	1,073
		43,961
Hotels, Restaurants & Leisure 1.9%
BJ’s Restaurants, Inc.*	21	584
Bloomin’ Brands, Inc.	100	2,199
Booking Holdings, Inc.*	50	110,515
Boyd Gaming Corp.	110	6,664
Brinker International, Inc.*	65	2,361
Caesars Entertainment, Inc.*	275	18,227
Carnival Corp.*	1,002	17,335
Cheesecake Factory, Inc. (The)*	55	2,030
Chipotle Mexican Grill, Inc.*	35	50,946
Choice Hotels International, Inc.	44	6,180
Churchill Downs, Inc.	49	9,944
Chuy’s Holdings, Inc.*	15	375
Cracker Barrel Old Country Store, Inc.	23	2,553
Darden Restaurants, Inc.	164	21,604
Dave & Buster’s Entertainment, Inc.*	42	1,911
Dine Brands Global, Inc.	23	1,649
Domino’s Pizza, Inc.	43	14,534
El Pollo Loco Holdings, Inc.*	24	256
Expedia Group, Inc.*	187	32,678
Golden Entertainment, Inc.*	30	1,439
Hilton Worldwide Holdings, Inc.*	353	54,817
Jack in the Box, Inc.	29	2,400
Las Vegas Sands Corp.*	428	15,164
Light & Wonder, Inc.*	130	7,288
Marriott International, Inc. (Class A Stock)*	346	61,422
Marriott Vacations Worldwide Corp.	49	7,317
McDonald’s Corp.	926	230,722
MGM Resorts International	468	19,207
Monarch Casino & Resort, Inc.*	15	1,052
Norwegian Cruise Line Holdings Ltd.*	526	10,536
Papa John’s International, Inc.	34	3,096
Penn National Gaming, Inc.*	225	8,228
Red Robin Gourmet Burgers, Inc.*	8	106
Royal Caribbean Cruises Ltd.*	280	21,764
Ruth’s Hospitality Group, Inc.	23	482
Shake Shack, Inc. (Class A Stock)*	50	2,891

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Six Flags Entertainment Corp.*	111	$4,248
Starbucks Corp.	1,425	106,362
Texas Roadhouse, Inc.	91	7,492
Travel + Leisure Co.	107	5,936
Wendy’s Co. (The)	222	4,387
Wingstop, Inc.	42	3,854
Wyndham Hotels & Resorts, Inc.	124	10,907
Wynn Resorts Ltd.*	129	9,092
Yum! Brands, Inc.	355	41,539
		944,293
Household Durables 0.4%
Cavco Industries, Inc.*	4	945
Century Communities, Inc.	39	2,056
D.R. Horton, Inc.	400	27,836
Ethan Allen Interiors, Inc.	15	356
Garmin Ltd.	197	21,619
Helen of Troy Ltd.*	36	7,722
Installed Building Products, Inc.	22	1,770
iRobot Corp.*	40	2,026
KB Home	122	3,957
La-Z-Boy, Inc.	62	1,629
Leggett & Platt, Inc.	161	5,736
Lennar Corp. (Class A Stock)	327	25,012
LGI Homes, Inc.*	30	2,811
M/I Homes, Inc.*	39	1,727
MDC Holdings, Inc.	77	2,842
Meritage Homes Corp.*	54	4,458
Mohawk Industries, Inc.*	66	9,310
Newell Brands, Inc.	464	10,742
NVR, Inc.*	4	17,505
PulteGroup, Inc.	302	12,612
Sonos, Inc.*	165	3,765
Taylor Morrison Home Corp.*	161	4,217
Tempur Sealy International, Inc.	239	6,479
Toll Brothers, Inc.	150	6,956
TopBuild Corp.*	46	8,332
Tri Pointe Homes, Inc.*	144	2,977
Tupperware Brands Corp.*	62	1,090

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Universal Electronics, Inc.*	23	$679
Whirlpool Corp.	70	12,706
		209,872
Household Products 1.3%
Central Garden & Pet Co.*	15	657
Central Garden & Pet Co. (Class A Stock)*	43	1,779
Church & Dwight Co., Inc.	304	29,658
Clorox Co. (The)	153	21,951
Colgate-Palmolive Co.	1,047	80,671
Energizer Holdings, Inc.	80	2,423
Kimberly-Clark Corp.	415	57,615
Procter & Gamble Co. (The)	2,975	477,636
WD-40 Co.	20	3,680
		676,070
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	853	17,418
Industrial Conglomerates 0.7%
3M Co.	719	103,694
General Electric Co.	1,362	101,537
Honeywell International, Inc.	850	164,484
		369,715
Insurance 2.1%
Aflac, Inc.	743	42,559
Alleghany Corp.*	15	12,547
Allstate Corp. (The)	344	43,530
Ambac Financial Group, Inc.*	42	325
American Equity Investment Life Holding Co.	104	3,923
American Financial Group, Inc.	92	12,740
American International Group, Inc.	1,030	60,265
AMERISAFE, Inc.	26	1,205
Aon PLC (Class A Stock)	265	76,317
Arthur J. Gallagher & Co.	257	43,302
Assurant, Inc.	70	12,732
Assured Guaranty Ltd.	86	4,743
Brighthouse Financial, Inc.*	94	4,828

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Brown & Brown, Inc.	301	$18,656
Chubb Ltd.	533	110,038
Cincinnati Financial Corp.	183	22,447
CNO Financial Group, Inc.	144	3,476
eHealth, Inc.*	26	209
Employers Holdings, Inc.	28	1,102
Everest Re Group Ltd.	46	12,637
First American Financial Corp.	130	7,580
Genworth Financial, Inc. (Class A Stock)*	617	2,289
Globe Life, Inc.	112	10,985
Hanover Insurance Group, Inc. (The)	48	7,047
Hartford Financial Services Group, Inc. (The)	415	29,021
HCI Group, Inc.	11	705
Horace Mann Educators Corp.	47	1,873
James River Group Holdings Ltd.	38	901
Kemper Corp.	71	3,277
Kinsale Capital Group, Inc.	29	6,429
Lincoln National Corp.	213	12,812
Loews Corp.	252	15,836
Marsh & McLennan Cos., Inc.	635	102,679
Mercury General Corp.	34	1,715
MetLife, Inc.	868	57,010
Old Republic International Corp.	359	7,902
Palomar Holdings, Inc.*	29	1,579
Primerica, Inc.	44	5,701
Principal Financial Group, Inc.	302	20,578
ProAssurance Corp.	69	1,695
Progressive Corp. (The)	736	79,017
Prudential Financial, Inc.(g)	466	50,566
Reinsurance Group of America, Inc.	80	8,586
RenaissanceRe Holdings Ltd. (Bermuda)	49	7,032
RLI Corp.	52	5,969
Safety Insurance Group, Inc.	22	1,893
Selective Insurance Group, Inc.	80	6,589
Selectquote, Inc.*	165	340
SiriusPoint Ltd. (Bermuda)*	69	433
Stewart Information Services Corp.	34	1,754
Travelers Cos., Inc. (The)	301	51,489
Trupanion, Inc.*	42	2,672
United Fire Group, Inc.	27	791
Universal Insurance Holdings, Inc.	39	490
Unum Group	252	7,691

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
W.R. Berkley Corp.	266	$17,686
Willis Towers Watson PLC	161	34,592
		1,062,785
Interactive Media & Services 4.6%
Alphabet, Inc. (Class A Stock)*	375	855,821
Alphabet, Inc. (Class C Stock)*	347	797,868
Cars.com, Inc.*	80	890
Match Group, Inc.*	355	28,098
Meta Platforms, Inc. (Class A Stock)*	2,881	577,554
QuinStreet, Inc.*	54	514
TripAdvisor, Inc.*	129	3,311
Twitter, Inc.*	992	48,628
Yelp, Inc.*	93	3,025
Ziff Davis, Inc.*	55	4,860
		2,320,569
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.*	546	1,357,154
eBay, Inc.	786	40,809
Etsy, Inc.*	166	15,470
Liquidity Services, Inc.*	39	562
PetMed Express, Inc.	15	329
Shutterstock, Inc.	24	1,817
		1,416,141
IT Services 4.0%
Accenture PLC (Class A Stock)	791	237,585
Akamai Technologies, Inc.*	198	22,231
Automatic Data Processing, Inc.	529	115,417
Bread Financial Holdings, Inc.	69	3,781
Broadridge Financial Solutions, Inc.	144	20,755
Cognizant Technology Solutions Corp. (Class A Stock)	650	52,585
Concentrix Corp.	50	7,874
CSG Systems International, Inc.	39	2,397
DXC Technology Co.*	311	8,926
EPAM Systems, Inc.*	65	17,224
Euronet Worldwide, Inc.*	70	8,516
EVERTEC, Inc. (Puerto Rico)	82	3,231

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
ExlService Holdings, Inc.*	45	$6,127
Fidelity National Information Services, Inc.	755	74,858
Fiserv, Inc.*	734	71,873
FleetCor Technologies, Inc.*	101	25,202
Gartner, Inc.*	99	28,764
Genpact Ltd.	210	8,457
Global Payments, Inc.	363	49,724
International Business Machines Corp.	1,111	146,885
Jack Henry & Associates, Inc.	86	16,304
Kyndryl Holdings, Inc.*	244	2,901
LiveRamp Holdings, Inc.*	103	3,226
Mastercard, Inc. (Class A Stock)	1,079	392,087
Maximus, Inc.	83	6,049
Paychex, Inc.	403	51,072
PayPal Holdings, Inc.*	1,443	126,883
Perficient, Inc.*	36	3,579
Sabre Corp.*	405	4,240
TTEC Holdings, Inc.	16	1,181
Unisys Corp.*	65	924
VeriSign, Inc.*	121	21,621
Visa, Inc. (Class A Stock)	2,059	438,835
Western Union Co. (The)	489	8,196
WEX, Inc.*	64	10,639
		2,000,149
Leisure Products 0.1%
Brunswick Corp.	106	8,015
Callaway Golf Co.*	152	3,335
Hasbro, Inc.	159	14,002
Mattel, Inc.*	453	11,012
Polaris, Inc.	77	7,310
Sturm Ruger & Co., Inc.	26	1,772
Vista Outdoor, Inc.*	64	2,255
YETI Holdings, Inc.*	106	5,180
		52,881
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	369	44,011
Azenta, Inc.	93	6,971
Bio-Rad Laboratories, Inc. (Class A Stock)*	24	12,289

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Bio-Techne Corp.	47	$17,845
Bruker Corp.	135	7,761
Charles River Laboratories International, Inc.*	70	16,906
Danaher Corp.	790	198,393
Illumina, Inc.*	198	58,737
IQVIA Holdings, Inc.*	238	51,882
Medpace Holdings, Inc.*	41	5,476
Mettler-Toledo International, Inc.*	28	35,771
NeoGenomics, Inc.*	157	1,484
PerkinElmer, Inc.	154	22,578
Repligen Corp.*	70	11,007
Syneos Health, Inc.*	139	10,159
Thermo Fisher Scientific, Inc.	495	273,695
Waters Corp.*	75	22,726
West Pharmaceutical Services, Inc.	92	28,986
		826,677
Machinery 1.7%
AGCO Corp.	83	10,574
Alamo Group, Inc.	4	506
Albany International Corp. (Class A Stock)	46	3,598
Astec Industries, Inc.	24	938
Barnes Group, Inc.	64	2,149
Caterpillar, Inc.	668	140,641
Chart Industries, Inc.*	48	8,103
CIRCOR International, Inc.*	20	393
Crane Co.	58	5,581
Cummins, Inc.	182	34,433
Deere & Co.	353	133,275
Donaldson Co., Inc.	161	7,895
Dover Corp.	188	25,060
Enerpac Tool Group Corp.	60	1,205
EnPro Industries, Inc.	31	2,890
Esab Corp.*	60	2,820
ESCO Technologies, Inc.	36	2,248
Federal Signal Corp.	78	2,654
Flowserve Corp.	163	5,332
Fortive Corp.	454	26,105
Franklin Electric Co., Inc.	42	2,938
Graco, Inc.	215	13,334
Greenbrier Cos., Inc. (The)	37	1,580

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Hillenbrand, Inc.	82	$3,347
IDEX Corp.	103	19,551
Illinois Tool Works, Inc.	365	71,945
Ingersoll Rand, Inc.	510	22,420
ITT, Inc.	102	7,162
John Bean Technologies Corp.	44	5,187
Kennametal, Inc.	101	2,599
Lincoln Electric Holdings, Inc.	83	11,183
Lindsay Corp.	14	1,892
Meritor, Inc.*	85	3,052
Middleby Corp. (The)*	78	12,003
Mueller Industries, Inc.	75	4,061
Nordson Corp.	73	15,745
Oshkosh Corp.	79	7,303
Otis Worldwide Corp.	526	38,314
PACCAR, Inc.	429	35,628
Parker-Hannifin Corp.	164	44,415
Pentair PLC	205	10,404
Proto Labs, Inc.*	34	1,449
Snap-on, Inc.	61	12,962
SPX Corp.*	65	2,724
Standex International Corp.	19	1,787
Stanley Black & Decker, Inc.	198	23,790
Tennant Co.	24	1,550
Terex Corp.	91	3,094
Timken Co. (The)	93	5,361
Titan International, Inc.*	32	444
Toro Co. (The)	130	10,417
Trinity Industries, Inc.	108	2,996
Wabash National Corp.	70	1,002
Watts Water Technologies, Inc. (Class A Stock)	40	5,098
Westinghouse Air Brake Technologies Corp.	241	21,668
Xylem, Inc.	224	18,032
		862,837
Marine 0.0%
Kirby Corp.*	75	4,890
Matson, Inc.	47	4,043
		8,933

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Media 0.8%
AMC Networks, Inc. (Class A Stock)*	37	$1,207
Cable One, Inc.	6	6,997
Charter Communications, Inc. (Class A Stock)*	146	62,560
Comcast Corp. (Class A Stock)	5,619	223,411
DISH Network Corp. (Class A Stock)*	301	8,581
EW Scripps Co. (The) (Class A Stock)*	78	1,284
Fox Corp. (Class A Stock)	388	13,906
Fox Corp. (Class B Stock)	200	6,648
Gannett Co., Inc.*	81	325
Interpublic Group of Cos., Inc. (The)	498	16,245
John Wiley & Sons, Inc. (Class A Stock)	57	2,901
Loyalty Ventures, Inc.*	27	345
New York Times Co. (The) (Class A Stock)	204	7,817
News Corp. (Class A Stock)	483	9,592
News Corp. (Class B Stock)	148	2,947
Omnicom Group, Inc.	260	19,794
Paramount Global (Class B Stock)	753	21,927
Scholastic Corp.	43	1,585
TechTarget, Inc.*	31	2,087
TEGNA, Inc.	279	6,152
Thryv Holdings, Inc.*	20	517
		416,828
Metals & Mining 0.6%
Alcoa Corp.	230	15,594
Allegheny Technologies, Inc.*	154	4,186
Arconic Corp.*	130	3,271
Carpenter Technology Corp.	62	2,367
Century Aluminum Co.*	71	1,198
Cleveland-Cliffs, Inc.*	592	15,090
Commercial Metals Co.	152	6,232
Compass Minerals International, Inc.	46	2,720
Freeport-McMoRan, Inc.	1,823	73,923
Haynes International, Inc.	12	469
Kaiser Aluminum Corp.	25	2,413
Materion Corp.	28	2,384
Newmont Corp.	990	72,121
Nucor Corp.	346	53,554
Olympic Steel, Inc.	15	515
Reliance Steel & Aluminum Co.	73	14,472
Royal Gold, Inc.	91	11,874

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	234	$20,065
SunCoke Energy, Inc.	31	258
TimkenSteel Corp.*	23	475
United States Steel Corp.	322	9,818
Warrior Met Coal, Inc.	62	2,112
Worthington Industries, Inc.	47	2,236
		317,347
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	177	2,131
ARMOUR Residential REIT, Inc.	119	873
Ellington Financial, Inc.	75	1,214
Franklin BSP Realty Trust, Inc.	60	796
Granite Point Mortgage Trust, Inc.	46	447
Invesco Mortgage Capital, Inc.	189	329
KKR Real Estate Finance Trust, Inc.	31	589
New York Mortgage Trust, Inc.	399	1,285
PennyMac Mortgage Investment Trust	108	1,657
Ready Capital Corp.	40	583
Redwood Trust, Inc.	155	1,503
Two Harbors Investment Corp.	370	1,780
		13,187
Multiline Retail 0.6%
Big Lots, Inc.	46	1,421
Dollar General Corp.	292	69,359
Dollar Tree, Inc.*	275	44,674
Kohl’s Corp.	175	10,129
Macy’s, Inc.	394	9,523
Nordstrom, Inc.	144	3,701
Ollie’s Bargain Outlet Holdings, Inc.*	70	3,363
Target Corp.	604	138,105
		280,275
Multi-Utilities 0.8%
Ameren Corp.	319	29,635
Avista Corp.	98	3,976
Black Hills Corp.	86	6,299
CenterPoint Energy, Inc.	781	23,906

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
CMS Energy Corp.	363	$24,934
Consolidated Edison, Inc.	435	40,342
Dominion Energy, Inc.	1,005	82,048
DTE Energy Co.	240	31,450
NiSource, Inc.	480	13,978
NorthWestern Corp.	73	4,138
Public Service Enterprise Group, Inc.	636	44,304
Sempra Energy	394	63,576
Unitil Corp.	20	1,020
WEC Energy Group, Inc.	390	39,019
		408,625
Oil, Gas & Consumable Fuels 3.6%
Antero Midstream Corp.	383	3,933
APA Corp.	450	18,418
Callon Petroleum Co.*	54	2,769
Chevron Corp.	2,405	376,791
Civitas Resources, Inc.	98	5,745
CNX Resources Corp.*	243	4,994
ConocoPhillips	1,616	154,360
CONSOL Energy, Inc.*	30	1,427
Coterra Energy, Inc.	1,009	29,049
Devon Energy Corp.	778	45,256
Diamondback Energy, Inc.	217	27,392
Dorian LPG Ltd.	31	456
DT Midstream, Inc.	117	6,289
EOG Resources, Inc.	737	86,052
EQT Corp.	374	14,866
Equitrans Midstream Corp.	561	4,409
Exxon Mobil Corp.	5,278	449,949
Green Plains, Inc.*	76	2,133
Hess Corp.	351	36,178
HF Sinclair Corp.*	182	6,920
Kinder Morgan, Inc.	2,420	43,923
Laredo Petroleum, Inc.*	11	783
Marathon Oil Corp.	967	24,098
Marathon Petroleum Corp.	715	62,391
Matador Resources Co.	146	7,128
Murphy Oil Corp.	179	6,816
Occidental Petroleum Corp.	1,101	60,654
ONEOK, Inc.	561	35,528

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Par Pacific Holdings, Inc.*	65	$954
PBF Energy, Inc. (Class A Stock)*	112	3,255
PDC Energy, Inc.	120	8,369
Phillips 66	588	51,015
Pioneer Natural Resources Co.	291	67,649
Range Resources Corp.*	308	9,222
Ranger Oil Corp. (Class A Stock)*	15	478
Renewable Energy Group, Inc.*	69	4,213
REX American Resources Corp.*	5	423
SM Energy Co.	169	6,005
Southwestern Energy Co.*	1,357	10,177
Talos Energy, Inc.*	23	418
Targa Resources Corp.	290	21,289
Valero Energy Corp.	513	57,189
Williams Cos., Inc. (The)	1,507	51,675
World Fuel Services Corp.	73	1,768
		1,812,806
Paper & Forest Products 0.0%
Clearwater Paper Corp.*	9	298
Glatfelter Corp.	60	660
Louisiana-Pacific Corp.	110	7,097
Mercer International, Inc. (Germany)	46	737
Neenah, Inc.	26	920
Sylvamo Corp.*	49	2,188
		11,900
Personal Products 0.2%
BellRing Brands, Inc.*	158	3,386
Coty, Inc. (Class A Stock)*	421	3,414
Edgewell Personal Care Co.	73	2,784
elf Beauty, Inc.*	62	1,508
Estee Lauder Cos., Inc. (The) (Class A Stock)	294	77,634
Inter Parfums, Inc.	20	1,635
Medifast, Inc.	17	3,032
Nu Skin Enterprises, Inc. (Class A Stock)	60	2,558
USANA Health Sciences, Inc.*	13	997
		96,948

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 3.8%
Amphastar Pharmaceuticals, Inc.*	50	$1,773
ANI Pharmaceuticals, Inc.*	8	236
Bristol-Myers Squibb Co.	2,707	203,756
Cara Therapeutics, Inc.*	39	340
Catalent, Inc.*	232	21,010
Collegium Pharmaceutical, Inc.*	19	306
Corcept Therapeutics, Inc.*	117	2,517
Eli Lilly & Co.	986	288,040
Endo International PLC*	165	330
Harmony Biosciences Holdings, Inc.*	30	1,351
Innoviva, Inc.*	54	921
Jazz Pharmaceuticals PLC*	75	12,016
Johnson & Johnson	3,266	589,382
Merck & Co., Inc.	3,135	278,043
Nektar Therapeutics*	207	855
Organon & Co.	323	10,443
Pacira BioSciences, Inc.*	54	4,027
Perrigo Co. PLC	168	5,762
Pfizer, Inc.	7,000	343,490
Phibro Animal Health Corp. (Class A Stock)	15	270
Prestige Consumer Healthcare, Inc.*	53	2,897
Supernus Pharmaceuticals, Inc.*	54	1,507
Viatris, Inc.	1,530	15,805
Zoetis, Inc.	595	105,464
		1,890,541
Professional Services 0.4%
ASGN, Inc.*	63	7,147
CACI International, Inc. (Class A Stock)*	23	6,102
Equifax, Inc.	159	32,360
Exponent, Inc.	63	6,036
Forrester Research, Inc.*	12	668
FTI Consulting, Inc.*	39	6,151
Heidrick & Struggles International, Inc.	30	959
Insperity, Inc.	39	4,136
Jacobs Engineering Group, Inc.	156	21,614
KBR, Inc.	179	8,812
Kelly Services, Inc. (Class A Stock)	15	289
Korn Ferry	70	4,301
Leidos Holdings, Inc.	179	18,528
ManpowerGroup, Inc.	73	6,585

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
ManTech International Corp. (Class A Stock)	33	$2,651
Nielsen Holdings PLC	439	11,770
Resources Connection, Inc.	23	395
Robert Half International, Inc.	136	13,370
Science Applications International Corp.	77	6,409
TrueBlue, Inc.*	49	1,253
Verisk Analytics, Inc.	198	40,402
		199,938
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	411	34,129
Douglas Elliman, Inc.	68	412
Jones Lang LaSalle, Inc.*	69	15,092
Marcus & Millichap, Inc.	23	1,030
RE/MAX Holdings, Inc. (Class A Stock)	15	352
Realogy Holdings Corp.*	138	1,513
St. Joe Co. (The)	37	1,969
		54,497
Road & Rail 0.9%
ArcBest Corp.	26	1,876
Avis Budget Group, Inc.*	53	14,186
CSX Corp.	2,753	94,538
Heartland Express, Inc.	31	428
J.B. Hunt Transport Services, Inc.	107	18,281
Knight-Swift Transportation Holdings, Inc.	204	9,770
Landstar System, Inc.	44	6,816
Marten Transport Ltd.	83	1,442
Norfolk Southern Corp.	299	77,106
Old Dominion Freight Line, Inc.	112	31,373
Ryder System, Inc.	63	4,404
Saia, Inc.*	26	5,355
Union Pacific Corp.	790	185,089
Werner Enterprises, Inc.	79	3,131
XPO Logistics, Inc.*	120	6,455
		460,250
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.*	2,028	173,435

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Amkor Technology, Inc.	124	$2,332
Analog Devices, Inc.	649	100,193
Applied Materials, Inc.	1,100	121,385
Axcelis Technologies, Inc.*	37	2,015
Broadcom, Inc.	510	282,739
CEVA, Inc.*	23	836
Cirrus Logic, Inc.*	70	5,306
CMC Materials, Inc.	38	6,799
Cohu, Inc.*	51	1,355
Diodes, Inc.*	62	4,528
Enphase Energy, Inc.*	171	27,599
First Solar, Inc.*	122	8,910
FormFactor, Inc.*	95	3,620
Ichor Holdings Ltd.*	34	990
Intel Corp.	5,056	220,391
KLA Corp.	189	60,340
Kulicke & Soffa Industries, Inc. (Singapore)	85	3,945
Lam Research Corp.	176	81,974
Lattice Semiconductor Corp.*	161	7,734
MaxLinear, Inc.*	88	4,213
Microchip Technology, Inc.	686	44,727
Micron Technology, Inc.	1,391	94,852
MKS Instruments, Inc.	76	8,662
Monolithic Power Systems, Inc.	53	20,789
NVIDIA Corp.	3,119	578,481
NXP Semiconductors NV (China)	336	57,422
Onto Innovation, Inc.*	58	4,126
PDF Solutions, Inc.*	23	535
Photronics, Inc.*	46	689
Power Integrations, Inc.	72	5,760
Qorvo, Inc.*	136	15,474
QUALCOMM, Inc.	1,400	195,566
Rambus, Inc.*	145	3,612
Semtech Corp.*	78	4,649
Silicon Laboratories, Inc.*	45	6,071
SiTime Corp.*	20	3,371
Skyworks Solutions, Inc.	203	23,000
SMART Global Holdings, Inc.*	80	1,813
SolarEdge Technologies, Inc.*	62	15,525
SunPower Corp.*	100	1,651
Synaptics, Inc.*	49	7,274
Teradyne, Inc.	211	22,252

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	1,147	$195,277
Ultra Clean Holdings, Inc.*	53	1,652
Universal Display Corp.	52	6,642
Veeco Instruments, Inc.*	71	1,627
Wolfspeed, Inc.*	158	14,490
		2,456,628
Software 7.9%
8x8, Inc.*	130	1,192
A10 Networks, Inc.	70	1,000
ACI Worldwide, Inc.*	152	4,198
Adobe, Inc.*	592	234,402
Agilysys, Inc.*	31	1,141
Alarm.com Holdings, Inc.*	60	3,665
ANSYS, Inc.*	103	28,396
Aspen Technology, Inc.*	80	12,683
Autodesk, Inc.*	281	53,188
Blackbaud, Inc.*	56	3,248
Bottomline Technologies DE, Inc.*	39	2,208
Cadence Design Systems, Inc.*	351	52,948
CDK Global, Inc.	143	7,781
Cerence, Inc.*	50	1,475
Ceridian HCM Holding, Inc.*	171	9,598
Citrix Systems, Inc.	168	16,817
CommVault Systems, Inc.*	48	2,928
Consensus Cloud Solutions, Inc.*	23	1,213
Digital Turbine, Inc.*	120	3,798
Ebix, Inc.	22	656
Envestnet, Inc.*	75	5,973
Fair Isaac Corp.*	32	11,952
Fortinet, Inc.*	171	49,421
InterDigital, Inc.	46	2,615
Intuit, Inc.	352	147,400
LivePerson, Inc.*	88	1,990
Manhattan Associates, Inc.*	88	11,488
Microsoft Corp.	9,345	2,593,424
Mimecast Ltd.*	80	6,374
NCR Corp.*	179	6,270
NortonLifeLock, Inc.	732	18,329
OneSpan, Inc.*	23	325
Oracle Corp.	1,957	143,644

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Paycom Software, Inc.*	60	$16,888
Paylocity Holding Corp.*	52	9,861
Progress Software Corp.	60	2,879
PTC, Inc.*	137	15,647
Qualys, Inc.*	35	4,770
Roper Technologies, Inc.	128	60,150
Sailpoint Technologies Holdings, Inc.*	114	7,277
Salesforce, Inc.*	1,222	214,999
ServiceNow, Inc.*	247	118,091
SPS Commerce, Inc.*	49	5,862
Synopsys, Inc.*	192	55,064
Teradata Corp.*	132	5,458
Tyler Technologies, Inc.*	51	20,130
Vonage Holdings Corp.*	348	6,946
Xperi Holding Corp.	116	1,810
		3,987,572
Specialty Retail 2.1%
Aaron’s Co., Inc. (The)	23	472
Abercrombie & Fitch Co. (Class A Stock)*	83	2,870
Academy Sports & Outdoors, Inc.	100	3,736
Advance Auto Parts, Inc.	74	14,773
American Eagle Outfitters, Inc.	184	2,780
Asbury Automotive Group, Inc.*	27	4,960
AutoNation, Inc.*	45	5,216
AutoZone, Inc.*	26	50,842
Bath & Body Works, Inc.	316	16,713
Bed Bath & Beyond, Inc.*	131	1,783
Best Buy Co., Inc.	270	24,281
Boot Barn Holdings, Inc.*	44	3,963
Buckle, Inc. (The)	29	901
Caleres, Inc.	41	940
CarMax, Inc.*	207	17,756
Cato Corp. (The) (Class A Stock)	15	203
Chico’s FAS, Inc.*	85	450
Children’s Place, Inc. (The)*	26	1,205
Conn’s, Inc.*	23	360
Designer Brands, Inc. (Class A Stock)	69	954
Dick’s Sporting Goods, Inc.	76	7,328
Five Below, Inc.*	70	10,997
Foot Locker, Inc.	112	3,283

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
GameStop Corp. (Class A Stock)*	78	$9,755
Gap, Inc. (The)	259	3,217
Genesco, Inc.*	23	1,427
Group 1 Automotive, Inc.	18	3,135
Guess?, Inc.	31	697
Haverty Furniture Cos., Inc.	15	372
Hibbett, Inc.	19	820
Home Depot, Inc. (The)	1,303	391,421
Lithia Motors, Inc.	36	10,193
LL Flooring Holdings, Inc.*	23	318
Lowe’s Cos., Inc.	835	165,105
MarineMax, Inc.*	35	1,432
Monro, Inc.	44	2,012
Murphy USA, Inc.	32	7,475
ODP Corp. (The)*	67	2,883
O’Reilly Automotive, Inc.*	85	51,557
Rent-A-Center, Inc.	93	2,243
RH*	21	7,059
Ross Stores, Inc.	438	43,699
Sally Beauty Holdings, Inc.*	133	2,011
Shoe Carnival, Inc.	15	453
Signet Jewelers Ltd.	63	4,423
Sleep Number Corp.*	19	771
Sonic Automotive, Inc. (Class A Stock)	26	1,106
TJX Cos., Inc. (The)	1,479	90,633
Tractor Supply Co.	141	28,404
Ulta Beauty, Inc.*	63	24,998
Urban Outfitters, Inc.*	78	1,856
Victoria’s Secret & Co.*	98	4,618
Williams-Sonoma, Inc.	89	11,613
Zumiez, Inc.*	21	769
		1,053,241
Technology Hardware, Storage & Peripherals 6.3%
3D Systems Corp.*	181	2,053
Apple, Inc.	19,327	3,046,902
Corsair Gaming, Inc.*	40	605
Diebold Nixdorf, Inc.*	38	156
Hewlett Packard Enterprise Co.	1,603	24,702
HP, Inc.	1,343	49,194
NetApp, Inc.	278	20,363

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Seagate Technology Holdings PLC	254	$20,838
Western Digital Corp.*	386	20,485
Xerox Holdings Corp.	185	3,219
		3,188,517
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	185	8,825
Carter’s, Inc.	59	4,970
Columbia Sportswear Co.	39	3,204
Crocs, Inc.*	76	5,049
Deckers Outdoor Corp.*	27	7,175
Fossil Group, Inc.*	31	306
G-III Apparel Group Ltd.*	46	1,218
Hanesbrands, Inc.	436	5,781
Kontoor Brands, Inc.	66	2,622
Movado Group, Inc.	15	540
NIKE, Inc. (Class B Stock)	1,581	197,151
Oxford Industries, Inc.	23	2,061
PVH Corp.	97	7,060
Ralph Lauren Corp.	65	6,782
Skechers USA, Inc. (Class A Stock)*	178	6,817
Steven Madden Ltd.	106	4,352
Tapestry, Inc.	344	11,325
Under Armour, Inc. (Class A Stock)*	243	3,733
Under Armour, Inc. (Class C Stock)*	254	3,604
Unifi, Inc.*	15	220
Vera Bradley, Inc.*	23	141
VF Corp.	407	21,164
Wolverine World Wide, Inc.	104	2,061
		306,161
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	63	2,386
Capitol Federal Financial, Inc.	173	1,666
Essent Group Ltd.	130	5,269
Flagstar Bancorp, Inc.	80	2,824
MGIC Investment Corp.	397	5,185
Mr. Cooper Group, Inc.*	93	4,182
New York Community Bancorp, Inc.	624	5,766
NMI Holdings, Inc. (Class A Stock)*	104	1,912

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Northfield Bancorp, Inc.	23	$301
Provident Financial Services, Inc.	104	2,301
TrustCo Bank Corp.	27	841
Walker & Dunlop, Inc.	31	3,713
WSFS Financial Corp.	77	3,085
		39,431
Tobacco 0.6%
Altria Group, Inc.	2,261	125,644
Philip Morris International, Inc.	1,922	192,200
Universal Corp.	29	1,678
Vector Group Ltd.	137	1,742
		321,264
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	54	5,653
Boise Cascade Co.	57	4,308
DXP Enterprises, Inc.*	15	354
Fastenal Co.	722	39,934
GATX Corp.	44	4,549
GMS, Inc.*	49	2,350
MSC Industrial Direct Co., Inc. (Class A Stock)	67	5,552
NOW, Inc.*	116	1,264
United Rentals, Inc.*	89	28,170
Univar Solutions, Inc.*	217	6,319
Veritiv Corp.*	10	1,405
W.W. Grainger, Inc.	51	25,502
Watsco, Inc.	38	10,138
		135,498
Water Utilities 0.1%
American States Water Co.	54	4,248
American Water Works Co., Inc.	225	34,668
California Water Service Group	73	3,786
Essential Utilities, Inc.	293	13,115
Middlesex Water Co.	15	1,334
		57,151

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.2%
Gogo, Inc.*	80	$1,473
Shenandoah Telecommunications Co.	47	949
Telephone & Data Systems, Inc.	102	1,869
T-Mobile US, Inc.*	728	89,646
		93,937

Total Common Stocks (cost $25,757,750)		47,369,326
Exchange-Traded Funds 3.4%
iShares Core S&P 500 ETF	3,000	1,240,680
iShares Core S&P Mid-Cap ETF	650	162,026
iShares Core S&P Small-Cap ETF	850	84,507
SPDR S&P 500 ETF Trust	500	206,000

Total Exchange-Traded Funds (cost $1,652,713)		1,693,213

Total Long-Term Investments (cost $27,410,463)		49,062,539

	Interest Rate	Maturity Date	Principal Amount (000)#
Short-Term Investments 2.2%
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $89,947)	0.461%	06/16/22	90	89,949

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Shares	Value
Unaffiliated Fund 2.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,032,320)	1,032,320	$1,032,320

Total Short-Term Investments (cost $1,122,267)		1,122,269

TOTAL INVESTMENTS 99.7% (cost $28,532,730)		50,184,808
Other assets in excess of liabilities(z) 0.3%		171,473

Net Assets 100.0%		$50,356,281

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	S&P 500 E-Mini Index	Jun. 2022	$1,031,875	$(9,110)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).